Other payables and accrued liabilities	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 6 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	September 30, 2024	September 30, 2023

Refundable deposits received from vendors	$—	$232,141
Accrued contract costs	—	1,923
Other payables	219,346	204,724
Salary payables	476,442	323,130
Total other payables and accrued liabilities	$695,788	$761,918